Condensed Statements of Cash Flows - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Cash Flows from Operating Activities:
Net Loss	$ (39,562)	$ (1,410,286)	$ (885,064)	$ (1,372,991)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss from original issue discount on convertible notes payable		80,000
Change in fair value of convertible notes payable		96,205
Non-cash issuance of commitment shares in conjunction with convertible note payable		300,000
Amortization of loan receivable premium – related party		139,194
Foreign exchange gain on loan receivable		(60,727)
Accretion of deferred liability – related party		26,152
Changes in operating assets and liabilities:
Accounts receivable		(182,993)		(16,240)
Deposit paid to related party		(1,524,620)
Interest receivable – related party		(72,146)
Prepaid expenses		(25,327)
Accounts payable		1,232,215	561,800	599,716
Accrued expenses	475	(108,354)	133,985	273,279
Deferred revenue		17,554		8,324
Interest payable – stockholder loan	267	(7,897)	3,365	7,630
Net cash used in operating activities	(38,820)	(1,501,030)	(185,914)	(500,282)
Cash Flows from Financing Activities:
Proceeds from issuance common stock	18,255		32,600	32,600
Payments made on stockholder loan		(488,664)
Payments made on deferred liability – related party		(207,604)
Contributed capital received in advance for stock payable – related party		1,341,421
Proceeds from convertible notes payable, net of $80,000 discount		920,000
Proceeds from stockholder loan	35,195		139,000	453,469
Net cash provided by financing activities	53,450	1,565,153	171,600	486,069
Net Change in Cash	14,630	64,123	(14,314)	(14,213)
Cash – Beginning of Period		417	14,630	14,630
Cash – End of Period	14,630	64,540	316	417
Noncash investing and financing activities:
Surrender of Class A Common Stock				15
Acquisition of loan receivable – related party for common stock issued and a deferred liability		8,711,035
Issuance of commitment shares in conjunction with convertible note payable		$ 300,000